Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Schedule of components of income tax benefit (expense)
Income tax expense consisted of the following:

(in millions)	December 31, 2023	December 31, 2022	December 31, 2021
Current income tax expense:
Current income tax benefit (expense)	$(13)	$(14)	$2
Adjustments in respect of current income tax of previous year	(3)	(5)	(1)
Deferred tax
Net operating and investment allowance carryforwards	(74)	(44)	(78)
Currency effect on non-monetary assets of subsidiary	23	(12)	(37)
Other change in temporary differences	1	(11)	36
Income tax expense reported in the consolidated statements of operations	$(66)	$(86)	$(78)

Reconciliation between tax benefit and accounting profit multiplied by the Company's tax rate
A reconciliation between tax expense and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2023	December 31, 2022	December 31, 2021
Income (Loss) before income taxes	$1,084	$1,532	$(176)
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	(65)	(98)	(75)
Adjustments in respect to current income tax of previous years	(1)	(5)	(1)
Government grants exempt from tax	7	7	5
Deductible expense for tax purpose	(2)	—	(1)
Impact of unrecognized deferred tax assets	(20)	57	9
Non-deductible expenses for tax purposes	—	(21)	(4)
Effects of foreign exchange gains (loss)	10	(14)	(22)
Impact of change in liability for uncertain tax positions	3	1	7
Withholding Tax	—	(11)	—
Other effects	2	(2)	4
Income tax (expense) benefit	$(66)	$(86)	$(78)
Effective income tax rate	(6.1)%	(5.6)%	44.3%

schedule of deferred tax assets and liabilities
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2023	December 31, 2022
Accelerated depreciation on property, plant and equipment	$(12)	$(18)
Losses, credits and investment allowances available for offsetting against future taxable income	231	277
Accrued expenses	11	16
Inventory	3	1
Other comprehensive income (loss)	2	(8)
Currency effect	(1)	—
Other	1	(2)
Net deferred tax assets	$235	$266
The classification of the net deferred tax assets in the statements of financial position is as follows:

(in millions)	December 31, 2023	December 31, 2022
Deferred tax assets	$241	$292
Deferred tax liabilities(1)	(6)	(26)
Net deferred tax assets	$235	$266
(1) Included in Other non-current liabilities in the statements of financial position.

Schedule of deferred tax assets, net
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2023	December 31, 2022

Beginning balance	$266	$351
Tax (expense) benefit recognized to consolidated statements of operations	(50)	(67)
Tax (expense) benefit recognized to other comprehensive income (loss)	19	(18)
Ending balance	$235	$266